Hilton Small-MidCap Opportunity ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Apparel - 2.4%
Ralph Lauren Corp. - Class A	10,270	$2,564,419

Banks - 5.9%
Commerce Bancshares, Inc.	26,374	1,761,783
Community Financial System, Inc.	32,498	2,129,594
Cullen/Frost Bankers, Inc.	16,175	2,254,795
		6,146,172

Beverages - 2.2%
Primo Brands Corp. - Class A	71,649	2,319,278

Chemicals - 0.7%
Ashland, Inc.	12,243	777,308

Commercial Services - 3.4%
Booz Allen Hamilton Holding Corp.	11,303	1,458,087
ICF International, Inc.	5,858	683,687
Valvoline, Inc. (a)	37,135	1,378,080
		3,519,854

Computers - 8.2%
Amdocs Ltd.	14,170	1,249,652
Amentum Holdings, Inc. (a)	37,177	779,602
CyberArk Software Ltd. (a)	5,679	2,106,795
Kyndryl Holdings, Inc. (a)	85,422	3,242,619
Tenable Holdings, Inc. (a)	28,143	1,212,682
		8,591,350

Cosmetics & Personal Care - 1.3%
elf Beauty, Inc. (a)	13,482	1,346,987

Distribution & Wholesale - 1.1%
Pool Corp.	3,462	1,191,794

Diversified Financial Services - 5.8%
Ares Management Corp. - Class A	6,169	1,222,819
Houlihan Lokey, Inc. - Class A	14,999	2,725,618
Moelis & Co. - Class A	26,839	2,101,226
		6,049,663

Electric - 3.5%
Clearway Energy, Inc. - Class C	41,976	1,088,438
CMS Energy Corp.	15,741	1,038,906
IDACORP, Inc.	13,598	1,494,964
		3,622,308

Electronics - 3.3%
nVent Electric PLC	27,825	1,811,129
TD SYNNEX Corp.	11,289	1,608,796
		3,419,925

Engineering & Construction - 8.9%
Dycom Industries, Inc. (a)	14,632	2,767,789
EMCOR Group, Inc.	5,696	2,552,150
Jacobs Solutions, Inc.	11,626	1,629,151
Primoris Services Corp.	30,613	2,350,160
		9,299,250

Entertainment - 2.7%
Live Nation Entertainment, Inc. (a)	19,288	2,790,588

Environmental Control - 2.6%
Clean Harbors, Inc. (a)	11,790	2,747,070

Food - 2.7%
Simply Good Foods Co. (a)	31,803	1,208,514
Sprouts Farmers Market, Inc. (a)	10,569	1,673,496
		2,882,010

Healthcare - Products - 4.8%
Bio-Techne Corp.	24,464	1,799,327
STERIS PLC	5,565	1,227,917
Teleflex, Inc.	4,864	876,687
West Pharmaceutical Services, Inc.	3,419	1,167,760
		5,071,691

Healthcare - Services - 1.0%
Charles River Laboratories International, Inc. (a)	6,443	1,061,549

Insurance - 1.3%
RenaissanceRe Holdings Ltd.	5,961	1,386,409

Internet - 2.1%
Magnite, Inc. (a)	125,597	2,160,268

Iron & Steel - 2.6%
Commercial Metals Co.	27,599	1,338,276
Reliance, Inc.	4,770	1,380,915
		2,719,191

Leisure Time - 1.8%
Planet Fitness, Inc. - Class A (a)	17,514	1,894,314

Machinery - Construction & Mining - 1.3%
BWX Technologies, Inc.	12,098	1,366,227

Miscellaneous Manufacturers - 2.1%
Teledyne Technologies, Inc. (a)	4,306	2,201,787

Oil & Gas - 5.4%
Coterra Energy, Inc.	43,407	1,203,242
EQT Corp.	53,908	2,755,777
Helmerich & Payne, Inc.	27,867	880,319
Magnolia Oil & Gas Corp. - Class A	34,026	806,416
		5,645,754

Packaging & Containers - 1.1%
AptarGroup, Inc.	7,314	1,149,395

Retail - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	18,762	1,858,376
Burlington Stores, Inc. (a)	6,545	1,858,322
		3,716,698

Semiconductors - 4.5%
Entegris, Inc.	14,787	1,501,472
MACOM Technology Solutions Holdings, Inc. (a)	12,396	1,639,371
MKS Instruments, Inc.	14,330	1,623,302
		4,764,145

Software - 2.8%
Broadridge Financial Solutions, Inc.	6,519	1,552,956
Jack Henry & Associates, Inc.	8,216	1,430,324
		2,983,280

Telecommunications - 3.2%
Ciena Corp. (a)	25,341	2,208,215
DigitalBridge Group, Inc. - Class A	105,291	1,155,042
		3,363,257

Transportation - 2.7%
Landstar System, Inc.	6,360	1,047,237
Saia, Inc. (a)	3,816	1,832,100
		2,879,337
TOTAL COMMON STOCKS (Cost $83,199,508)		99,631,278

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Alexandria Real Estate Equities, Inc.	7,335	714,062
Americold Realty Trust, Inc.	67,328	1,471,117
Independence Realty Trust, Inc.	63,258	1,215,186
Rexford Industrial Realty, Inc.	18,310	744,485
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,979,277)		4,144,850

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.32% (b)	1,219,915	1,219,915
TOTAL SHORT-TERM INVESTMENTS (Cost $1,219,915)		1,219,915

TOTAL INVESTMENTS - 100.0% (Cost $89,398,700)		104,996,043
Liabilities in Excess of Other Assets - (0.0)% (c)		(36,347)
TOTAL NET ASSETS - 100.0%		$104,959,696
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Hilton Small-MidCap Opportunity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$99,631,278	$—	$—	$99,631,278
Real Estate Investment Trusts	4,144,850	—	—	4,144,850
Money Market Funds	1,219,915	—	—	1,219,915
Total Investments	$104,996,043	$—	$—	$104,996,043

Refer to the Schedule of Investments for further disaggregation of investment categories.